Cover		12 Months Ended
	Aug. 09, 2023	Sep. 03, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000909832
Document Type	8-K
Document Period End Date	Aug. 09, 2023
Entity Registrant Name	COSTCO WHOLESALE CORP /NEW
Entity Incorporation, State or Country Code	WA
Entity File Number	0-20355
Entity Tax Identification Number	91-1223280
Entity Address, Address Line One	999 Lake Drive
Entity Address, City or Town	Issaquah
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98027
City Area Code	425
Local Phone Number	313-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.005 per share
Trading Symbol	COST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date		--09-03